Condensed Balance Sheet (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 2,696,107	$ 2,805,490
Other assets	1,804,184	1,934,375
Total assets	321,446,238	307,289,357
Liabilities
Other liabilities	1,033,951	981,093
Stockholders' Equity	44,120,329	41,165,423	35,678,150
Total liabilities and stockholders' equity	321,446,238	307,289,357
Parent Company
Assets
Cash and due from banks	4,083,024	4,334,876
Investment in common stock of subsidiary	39,649,911	36,548,233
Loan receivable from subsidiary	326,564	360,973
Other assets	118,690	100,974
Total assets	44,178,189	41,345,056
Liabilities
Other liabilities	57,860	179,633
Stockholders' Equity	44,120,329	41,165,423
Total liabilities and stockholders' equity	$ 44,178,189	$ 41,345,056